THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (83.4%)
ARGENTINA (5.1%)
Banco de Galicia y Buenos Aires SA (ADR)
  (Banking)......................................        56,505   $   1,382,607
Banco Frances del Rio de la Plata SA (ADR)
  (Banking)......................................         1,907          55,422
Capex SA (Utilities).............................        74,310         406,524
Corcemar SA, Class B (Building Materials)........       226,692       1,360,315
Molinos Rio de la Plata SA (Food, Beverages &
  Tobacco).......................................       366,747         843,619
Nobleza Piccardo SA, Class B (Food, Beverages &
  Tobacco).......................................       198,900       1,004,566
Perez Companc SA (Spon. ADR) (Oil-Services)......       119,012       1,398,391
Quilmes Industrial SA (Registered) (Spon. ADR)
  (Food, Beverages & Tobacco)....................        38,750         337,125
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)...........................        71,300       2,749,506
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)...............................       193,800       6,758,775
                                                                  -------------
                                                                     16,296,850
                                                                  -------------

BRAZIL (5.9%)
Bompreco Supermercados do Norde SA (GDR) (144A)
  (Food, Beverages & Tobacco)....................        47,799         860,382
Ceval Alimentos SA (Food, Beverages & Tobacco)...   241,693,731       1,003,519
Companhia de Saneamento Basico do Estado de Sao
  Paulo (Utilities)..............................    19,888,000       4,519,925
Makro Atacadista SA (Spon. GDS) (144A)
  (Retail)+......................................       148,500       1,622,556
Perdigao SA (Food, Beverages & Tobacco)..........    18,314,000          28,815
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................       689,653         578,720
Souza Cruz SA (Food, Beverages & Tobacco)........       263,600       2,154,387
Telecomunicacoes Brasileiras SA
  (Telecommunication Services)...................    80,702,000       8,006,578
                                                                  -------------
                                                                     18,774,882
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CHILE (4.5%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)................................       106,000   $   1,894,750
Banco Santander Chile SA (ADS) (Banking).........       126,600       1,772,400
Compania Cervecerias Unidas SA (ADR) (Food,
  Beverages & Tobacco)...........................        84,500       2,318,469
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............        86,125       2,158,508
Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................        97,400       2,197,587
Enersis SA (ADR) (Utilities).....................        45,300       1,333,519
Madeco SA (Spon. ADR) (Construction & Housing)...        53,200         851,200
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)....................................        44,046       1,913,248
                                                                  -------------
                                                                     14,439,681
                                                                  -------------

CHINA (0.5%)
Beijing North Star Co. Ltd., Series H (Real
  Estate)........................................     2,356,000         699,556
Luoyang Glass Co. Ltd., Series H (Building
  Materials)+....................................     1,206,000          79,403
Shanghai Erfangji Co. Ltd., Series B (Capital
  Goods)+........................................        80,452           7,241
Shanghai Tyre and Rubber Co. Ltd., Series B
  (Metals & Mining)..............................     1,332,790         285,217
Tsingtao Brewery Co. Ltd., Series B (Food,
  Beverages & Tobacco)+..........................     2,772,000         540,368
                                                                  -------------
                                                                      1,611,785
                                                                  -------------

COLOMBIA (0.4%)
Banco de Colombia SA (GDR)(144A) (Banking).......       103,400         464,266
Cementos Diamante SA (ADR) (Building
  Materials).....................................       103,900         921,593
Corporacion Financiera Del Valle SA (ADR) (144A)
  (Banking)......................................         9,407          25,870
                                                                  -------------
                                                                      1,411,729
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CROATIA (0.5%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........        88,260   $   1,597,506
                                                                  -------------

CZECH REPUBLIC (1.6%)
Central European Media Enterprises Ltd. (Class A)
  (Entertainment, Leisure & Media)+..............        50,800       1,420,812
Cokoladovny AS (Food, Beverages & Tobacco).......        14,900       2,380,014
Elektrarny Opatovice AS (Telecommunications).....        12,600       1,320,282
                                                                  -------------
                                                                      5,121,108
                                                                  -------------

ECUADOR (0.2%)
La Cemento Nacional CA (GDS) (144A) (Building
  Materials).....................................         4,240         712,320
                                                                  -------------
EGYPT (0.5%)
Commercial International Bank of Egypt (GDR)
  (144A) (Banking)+..............................        70,350       1,188,915
Paints & Chemicals Industry Co. (GDR)
  (Chemicals)....................................        34,600         398,765
                                                                  -------------
                                                                      1,587,680
                                                                  -------------
GABON (0.3%)
Elf Gabon SA (Oil-Production)....................         5,200         890,032
                                                                  -------------

GHANA (1.0%)
Guinness Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................       761,545         432,826
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco)+......................................     1,175,500         424,647
Social Security Bank Ltd. (Banking)+.............     1,464,303       2,269,744
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................       185,700         199,892
                                                                  -------------
                                                                      3,327,109
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

GREECE (3.1%)
Hellenic Bottling Co. SA (Food, Beverages &
  Tobacco).......................................       104,224   $   3,878,009
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................        37,900       1,084,768
National Mortgage Bank of Greece (Banking).......        41,523       3,156,035
Papastratos Cigarettes SA (Food, Beverages &
  Tobacco).......................................         3,830          73,081
Silver & Baryte Ores Mining (Metals & Mining)....        36,520       1,528,417
                                                                  -------------
                                                                      9,720,310
                                                                  -------------

HONG KONG (0.8%)
Concord Land Development Co. Ltd. (Real
  Estate)........................................        84,400          29,691
Yue Yuen Industrial Holdings Ltd. (Retail).......     1,227,000       2,368,129
                                                                  -------------
                                                                      2,397,820
                                                                  -------------

HUNGARY (1.8%)
EGIS RT (Pharmaceuticals)........................        17,200         896,874
Matav RT (Telecommunications)....................       213,468       1,246,676
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................        51,400       1,561,821
OTP Bank RT (Banking)............................        39,600       1,877,177
                                                                  -------------
                                                                      5,582,548
                                                                  -------------

INDIA (7.2%)
Bajaj Auto Ltd. (GDR) (Automotive)...............        32,200         611,800
EIH Ltd. (GDR) (Restaurants & Hotels)............       125,350       1,504,200
ITC Ltd. (Food, Beverages & Tobacco).............       267,800       5,315,203
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................       185,300       2,404,267
Raymond Ltd. (GDR) (Textiles)....................        74,650         475,894
Reliance Industries Ltd. (GDR) (Chemicals).......       489,900       4,470,337
SIEL Ltd. (GDR) (Multi - Industry)+..............       116,400         174,600
SIEL Ltd. (GDR) (144A) (Multi - Industry)+.......       127,800         191,700

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDIA (CONTINUED)
Steel Authority of India Ltd. (GDR) (Metals &
  Mining)........................................       204,400   $     894,250
Tata Engineering & Locomotive Company Limited
  (Spon. GDR) (Automotive).......................       721,900       5,161,585
Videocon International Ltd. (GDS) (144A)
  (Entertainment, Leisure & Media)...............       489,200       1,051,780
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........       117,300         630,487
                                                                  -------------
                                                                     22,886,103
                                                                  -------------

INDONESIA (0.8%)
P.T. Fastfood Indonesia (Food, Beverages &
  Tobacco).......................................        81,500           8,327
P.T. Goodyear Indonesia (Capital Goods)..........        13,000           2,616
P.T. Indorama Synthetic (Textiles)...............       267,500          68,738
P.T. International Nickel Indonesia (Metals &
  Mining)........................................     1,467,200       1,453,570
P.T. Modern Photo Film Co. (Wholesale &
  International Trade)...........................       311,500          54,970
P.T. Multi Bintang Indonesia (Food, Beverages &
  Tobacco).......................................        82,500         408,668
P.T. Pakuwon Jati (Real Estate)..................     4,480,000         208,049
P.T. Surya Toto Indonesia (Capital Goods)........       371,500         111,565
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................        19,605         106,826
                                                                  -------------
                                                                      2,423,329
                                                                  -------------

ISRAEL (3.1%)
Bank Hapoalim Ltd. (Banking).....................       371,600         996,247
Bank Leumi Le-Israel (Banking)...................     1,124,500       2,052,335
Israel Chemicals Ltd. (Chemicals)................     1,853,700       2,232,114
Koor Industries Ltd. (Spon. ADR) (Multi -
  Industry)......................................       118,800       3,014,550
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................        37,500       1,598,437
                                                                  -------------
                                                                      9,893,683
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

MALAYSIA (2.8%)
Antah Holdings Berhad (Multi - Industry).........           200   $          41
Box Pak Berhad (Packaging & Containers)..........           896             420
Golden Hope Plantations Berhad (Metals &
  Mining)........................................     1,240,166       1,531,965
Lion Corp. Berhad (Multi - Industry).............       473,600         124,098
London & Pacific Insurance Co. Berhad
  (Insurance)....................................        15,000          21,357
Malaysian Airline System Berhad (Airlines).......       297,000         235,852
Malaysian Assurance Alliance Berhad
  (Insurance)....................................       566,000         983,687
Malaysian Tobacco Co. Berhad (Food, Beverages &
  Tobacco).......................................       133,000          72,901
Matsushita Electric Co. Berhad (Electronics).....           400           1,476
Nestle Berhad (Food, Beverages & Tobacco)........       285,000       1,531,680
Nylex Berhad (Chemicals).........................       267,000         132,072
Perlis Plantations Berhad (Transport &
  Services)......................................       462,000         648,527
Shell Refining Co. Berhad (Oil-Production).......       411,500         819,697
Telekom Malaysia Berhad (Telecommunications).....       986,000       2,952,718
UMW Holdings Berhad (Holding Companies)..........           200             180
                                                                  -------------
                                                                      9,056,671
                                                                  -------------

MEXICO (10.0%)
Cemex SA de CV (Building Materials)..............       521,675       3,133,909
Desc SA de CV, Class B (Multi - Industry)........        35,700         248,106
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................     1,995,000       1,574,468
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........        95,112       1,182,955

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MEXICO (CONTINUED)
Empresas La Moderna SA de CV (ADR) (Food,
  Beverages & Tobacco)+..........................        62,700   $   1,257,919
Fomento Economico Mexicano SA de CV, Class B
  (Food, Beverages & Tobacco)....................       257,000       1,901,118
Gruma SA de CV (Food, Beverages & Tobacco)+......       297,168         681,879
Grupo Carso SA de CV, Class A (Multi -
  Industry)......................................       246,600       1,551,138
Grupo Casa Autrey SA de CV (Spon. ADR) (Food,
  Beverages & Tobacco)...........................        45,300         600,225
Grupo Financiero Banamex Accival SA de CV, Class
  B (Banking)+...................................     1,477,000       4,610,442
Grupo Financiero Banamex Accival SA de CV, Class
  L (Banking)+...................................         6,960          17,790
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)+..........................           231              47
Grupo Gigante SA DW CV, Class B (Food, Beverages
  & Tobacco).....................................     2,990,000       1,313,700
Grupo Iusacell SA (ADR) (Telecommunications)+....        97,500       1,889,062
Grupo Radio Centro SA de CV (Spon. ADR)
  (Broadcasting & Publishing)....................        20,200         282,800
Pan-American Beverages Inc. (ADR) (Food,
  Beverages & Tobacco)...........................        71,300       2,843,088
Sigma Alimentos SA de CV, Series B (Food,
  Beverages & Tobacco)...........................       142,000       2,308,254
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................       114,020       6,456,383
                                                                  -------------
                                                                     31,853,283
                                                                  -------------

MOROCCO (0.0%)*
Banque Commerciale Du Maroc (Banking)............            85           7,044
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

PAKISTAN (1.6%)
Fauji Fertilizer Co. Ltd. (Chemicals)+...........       842,100   $   1,660,504
Hub Power Co. (GDR) (Utilities)..................        86,900       2,237,675
Pakistan State Oil Co. Ltd. (Oil-Production)+....       206,201       1,040,596
                                                                  -------------
                                                                      4,938,775
                                                                  -------------

PERU (2.2%)
Cementos Norte Pacasmayo SA, Class T (Building
  Materials).....................................       576,728         909,109
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................        56,800         880,400
Creditcorp Ltd. (Financial Services).............        65,559       1,098,112
Luz del Sur SA (Spon. ADR) (Electric)............        10,885         173,888
Telefonica del Peru SA (ADR) (Telecommunication
  Services)......................................       131,100       2,900,588
Telefonica del Peru SA, Class B
  (Telecommunication Services)...................       441,700         973,202
                                                                  -------------
                                                                      6,935,299
                                                                  -------------

PHILIPPINES (3.0%)
Ayala Land Inc., Class B (Real Estate)...........    12,298,590       4,824,471
First Philippine Holdings Corp., Class B (Multi -
  Industry)......................................       774,840         569,309
Philippine Commercial International Bank
  (Banking)......................................        38,750         173,723
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)...........................       132,842       3,586,734
Philippine National Bank (Banking)+..............       183,423         367,759
Uniwide Holdings Inc. (Wholesale & International
  Trade)+........................................     5,200,100         186,504
                                                                  -------------
                                                                      9,708,500
                                                                  -------------

POLAND (1.7%)
Bank Slaski SA (Banking).........................         7,200         625,345
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................       216,486       3,218,819

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
POLAND (CONTINUED)
Wielkopolski Bank Kredytowy SA (Banking).........        48,518   $     382,825
Zyweic SA (Food, Beverages & Tobacco)............        12,662       1,248,859
                                                                  -------------
                                                                      5,475,848
                                                                  -------------

RUSSIA (2.2%)
Lukoil Holding (Spon. ADR) (Oil-Production)......        31,100       2,060,375
Unified Energy Systems (Spon. ADR) (Electric)....       149,593       4,786,976
Vimpel-Communications (Spon. ADR)
  (Telecommunication Services)+..................         1,900         102,600
                                                                  -------------
                                                                      6,949,951
                                                                  -------------

SLOVAKIA (0.5%)
Slovakofarma AS (Pharmaceuticals)................        12,700       1,523,778
                                                                  -------------

SOUTH AFRICA (9.8%)
ABSA Group Ltd. (Banking)........................       553,800       4,791,587
Anglo-American Corp. of South Africa Ltd. (Multi
  - Industry)....................................        31,500       1,862,645
Billiton PLC (Metals & Mining)...................     1,041,200       2,944,547
Distillers Corporation Ltd. (Food, Beverages &
  Tobacco).......................................       237,400         446,018
Edgars Stores Ltd. (Retail)......................       100,300       1,755,467
Engen Ltd. (Oil-Production)......................       456,628       1,941,553
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................       384,203       1,215,707
Investec Group Ltd. (Financial Services).........        17,900         863,756
Kersaf Investments Ltd. (Entertainment, Leisure &
  Media).........................................        53,959         368,156
Murray & Roberts Holdings Ltd. (Construction &
  Housing).......................................       718,200       1,335,124
Omni Media Corp. Ltd. (Entertainment, Leisure &
  Media).........................................        86,465       1,709,971
Plate Glass & Shatterprufe Industries Ltd.
  (Automotive Supplies)..........................        61,565       1,040,994
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SOUTH AFRICA (CONTINUED)
Sappi Ltd. (Forest Products & Paper)+............       231,600   $   1,346,586
Sasol Ltd. (Oil-Production)......................       288,100       2,905,774
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco).......................................       146,800       4,923,798
Sun International Ltd. (Entertainment, Leisure &
  Media).........................................       907,600         538,473
Trans-Natal Coal Corp. Ltd. (Metals & Mining)....       294,400       1,094,571
                                                                  -------------
                                                                     31,084,727
                                                                  -------------

SOUTH KOREA (2.1%)
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper).........................................       131,362         459,767
Hanwha Chemical Corp. (Chemicals)+...............       813,396       1,594,536
Kia Motors Corp. (GDR) (144A) (Automotive)+......           474             948
Korea Electric Power Corp. (Electric)............        74,850       1,019,281
Korea Long Term Credit Bank (Banking)+...........        73,825         255,750
Korea Zinc Co. Ltd. (Metals & Mining)............        43,080         390,025
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...        32,560       1,751,028
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)........................................        51,600         919,125
Samsung Corp. (GDR) (144A) (Electronics)+........           292             201
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)+.................................         6,340         178,471
                                                                  -------------
                                                                      6,569,132
                                                                  -------------

TAIWAN (3.3%)
Asia Cement Corp. (Building Materials)...........       676,000         709,323
Asia Cement Corp. (GDS) (Building Materials).....        93,929         997,996
China Steel Corp. (GDR) (Metals & Mining)........       125,116       1,579,590
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................       198,550       2,010,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TAIWAN (CONTINUED)
Hocheng Group Corp. (GDR) (144A) (Building
  Materials).....................................       204,955   $   1,055,518
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+..........................        25,440         120,840
Pacific Electric Wire & Cable
  (Telecommunications-Equipment)+................       377,859         355,233
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)+..........................        97,782       1,026,711
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................        76,300       1,154,038
Yageo Corp. (GDR) (Electronics)+.................       117,920       1,400,300
                                                                  -------------
                                                                     10,409,868
                                                                  -------------

THAILAND (2.3%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................        83,600         583,632
American Standard Sanitaryware Ltd. (Building
  Materials).....................................        39,100         192,088
Banpu Public Co. Ltd. (Metals & Mining)..........        74,500         512,397
Charoen Pokphand Feedmill Public Co. Ltd.
  (Agriculture)..................................       210,300         240,614
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)+..........................           136              47
Krung Thai Bank Public Co. Ltd. (Banking)........     2,199,693         568,763
Sahavirya Steel Industries Public Co. Ltd.
  (Metals & Mining)+.............................     1,660,900         137,424
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       247,400       1,548,047
Siam Cement Public Co. Ltd. (Building
  Materials)+....................................       234,700       3,313,407
TelecomAsia Corp. Public Co. Ltd.
  (Telecommunications)+..........................     1,020,400         369,375
                                                                  -------------
                                                                      7,465,794
                                                                  -------------

TURKEY (3.4%)
Aksigorta AS (Insurance).........................    18,154,050       1,343,265
Arcelik AS (Appliances & Household Durables).....     8,242,000         923,012
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TURKEY (CONTINUED)
Ford Otomotive Sanayii AS (Automotive)...........     1,765,000   $   1,270,673
Haci Omer Sabanci Holding AS (Holding
  Companies).....................................    14,709,000       1,073,649
Migros Turk AS (Food, Beverages & Tobacco).......       996,000         975,982
Turkiye Is Bankasi (Banking).....................    13,921,000       1,753,870
Yapi ve Kredi Bankasi AS (Banking)...............    70,397,000       3,449,108
                                                                  -------------
                                                                     10,789,559
                                                                  -------------

VENEZUELA (1.2%)
Ceramica Carabobo CA, Class A (Spon. ADR)
  (Building Materials)...........................        85,176         349,452
Ceramica Carabobo CA, Class B (Spon. ADR)
  (Building Materials)...........................        21,266         116,893
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............        91,700       3,071,950
Corimon CA (Chemicals)+..........................           675               8
International Briquettes Holding Ltd. (Metals &
  Mining)+.......................................        36,166         289,328
                                                                  -------------
                                                                      3,827,631
                                                                  -------------

ZIMBABWE (0.0%)*
Trans Zambezi Industries Ltd. (Holding
  Companies).....................................         4,100             615
                                                                  -------------
  TOTAL COMMON STOCK (COST $314,994,335).........                   265,270,950
                                                                  -------------

PREFERRED STOCK (11.7%)
ARGENTINA (0.3%)
Quilmes Industrial SA (Spon. ADR) (Food,
  Beverages & Tobacco)...........................         70,325         777,970
                                                                   -------------

BRAZIL (10.6%)
Banco Itau SA (Banking)..........................      3,433,000       2,310,635
Ceval Participacoes SA (Food, Beverages &
  Tobacco)+......................................     23,960,000         104,719

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Food, Beverages & Tobacco).............     53,516,000   $   1,440,792
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco).......................................        114,000       3,035,250
Companhia Cervejaria Brahma (ADR) (Food,
  Beverages & Tobacco)...........................        185,600       2,447,600
Companhia Energetica de Sao Paulo SA
  (Utilities)+...................................     31,771,000       1,541,312
Companhia Hering (Holding Companies)+............     23,960,000          25,132
Compania Paranaense de Energia-Copel
  (Utilities)....................................    162,576,000       2,273,753
Copene Petroquimica do Nordeste SA, Class A
  (Spon. ADR) (Chemicals)........................         71,200       1,032,400
Copene-Petroquimica do Nordeste SA (Chemicals)...      4,167,000       1,249,351
Iochpe Maxion SA (Automotive)+...................      9,185,000         634,268
Lojas Arapua SA (Electronics)....................    173,221,000         484,526
Petrobras Distribuidora SA (Oil-Production)......     11,429,000         202,801
Petroleo Brasileiro SA (Oil-Production)..........     22,625,000       5,735,263
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications)...........................         41,063       5,001,987
Uniao de Bancos Brasileiros SA (Spon. GDR)
  (Banking)+.....................................         90,200       3,585,450
Varig SA (Airlines)..............................         54,000         127,445
Votorantim Celulose e Papel SA (Forest Products &
  Paper).........................................     39,756,000         764,526
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................        189,250       1,797,875
                                                                   -------------
                                                                      33,795,085
                                                                   -------------
COLOMBIA (0.2%)
Banco Ganadero SA (ADR) (Banking)................         21,900         407,888
Bancolombia SA (Spon. ADR) (Banking).............         12,500         189,063
                                                                   -------------
                                                                         596,951
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

GREECE (0.0%)*
Delta Dairy SA (Food, Beverages & Tobacco).......            697   $       9,642
                                                                   -------------

SOUTH KOREA (0.6%)
Samsung Co. Ltd. (GDR) (144A) (Electronics)+.....          3,199           2,207
Samsung Electronics Co. Ltd. (GDR) (144A)
  (Electronics)..................................        179,403       2,039,812
                                                                   -------------
                                                                       2,042,019
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $37,212,278).......                     37,221,667
                                                                   -------------

RIGHTS (0.0%)*
BRAZIL (0.0%)*
Iochpe Maxion SA, Expiring 05/28/98
  (Automotive)+(f)...............................        489,547               0
                                                                   -------------

SOUTH KOREA (0.0%)*
Samsung Electronics Co. Ltd., Expiring 05/27/98
  (Electronics)+(f)..............................         14,777         149,511
                                                                   -------------

TAIWAN (0.0%)*
Yageo Corp., Expiring 05/18/98
  (Electronics)+(f)..............................          9,128               0
                                                                   -------------

THAILAND (0.0%)*
Dhana Siam Finance and Securities Public Co.
  Ltd., Expiring 05/19/98 (Financial
  Services)+(f)..................................             68               6
                                                                   -------------
  TOTAL RIGHTS
   (COST $43)....................................                        149,517
                                                                   -------------

WARRANTS (0.0%)*
MALAYSIA (0.0%)*
UMW Holdings Berhad, Expiring 01/26/00 (Holding
  Companies)+....................................            200              31
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
THAILAND (0.0%)*
Dhana Siam Finance and Securities Public Co.
  Ltd., Expiring 12/31/02 (Financial
  Services)+.....................................             17   $           1
                                                                   -------------
  TOTAL WARRANTS (COST $46)......................                             32
                                                                   -------------

                                                      PRINCIPAL
                                                      AMOUNT{::}
                                                   ----------------
CONVERTIBLE BONDS (1.5%)
MEXICO (0.2%)
Telmex Prides, 11.25% due 05/15/98
  (Telecommunications)...........................            10,000         570,000
                                                                      -------------
SOUTH KOREA (0.0%)*
Daewoo Heavy Industries Ltd., 3.00% due 12/31/01
  (Capital Goods)................................            85,000          60,350
                                                                      -------------

TAIWAN (1.0%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................         2,130,000       1,980,900
Yageo Corp., 1.25% due 07/24/03 (Electronics)....           521,000         870,070
Yieh Loong Co. Ltd., 2.00% due 12/31/00 (Metals &
  Mining)........................................   CHF   1,050,000         451,518
                                                                      -------------
                                                                          3,302,488
                                                                      -------------

THAILAND (0.3%)
Bangkok Bank Public Co., 3.25% due 03/03/04
  (Banking)......................................         2,257,000       1,015,650
                                                                      -------------
  TOTAL CONVERTIBLE BONDS (COST $5,844,611)......                         4,948,488
                                                                      -------------

               SECURITY DESCRIPTION                    UNITS           VALUE
-------------------------------------------------  -------------   -------------
UNIT TRUSTS/PARTNERSHIPS (2.6%)
GHANA (0.2%)
Blakeney Investors+(f)...........................         41,300   $     590,590
                                                                   -------------

RUSSIA (2.2%)
New Century Holdings Ltd. (Partnership III; Group
  B)+(f).........................................            800         372,800
New Century Holdings Ltd. (Partnership IV; Group
  I)+(f).........................................            900         779,400
New Century Holdings Ltd. (Partnership V; Group
  I)+(f).........................................          1,600         769,600
New Century Holdings Ltd. (Partnership X)+(f)....          2,617       3,849,607
New Century Holdings Ltd. (Partnership XIV; Group
  I)+(f).........................................          2,500       1,292,500
                                                                   -------------
                                                                       7,063,907
                                                                   -------------

TAIWAN (0.2%)
R.O.C. Taiwan Fund...............................         57,800         491,300
                                                                   -------------
  TOTAL UNIT TRUSTS/ PARTNERSHIPS (COST
   $8,274,550)...................................                      8,145,797
                                                                   -------------

                                                     PRINCIPAL
               SECURITY DESCRIPTION                   AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (0.2%)
REPURCHASE AGREEMENT (0.2%)
State Street Bank and Trust Repurchase Agreement,
  5.00% due 05/01/98, dated 04/30/98, proceeds
  $630,088 (collateralized by U.S. Treasury Bond,
  5.75% due 11/30/02, valued at $644,963)
  (Banking)......................................        630,000         630,000
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------
TOTAL INVESTMENTS (COST $366,955,863) (99.4%)...................
                                                                   $ 316,366,451
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)....................
                                                                       1,766,300
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 318,132,751
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $367,336,445 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation and depreciation was $44,152,973 and $95,122,967, respectively, resulting in net unrealized depreciation of $50,969,994.

+ - Non-income producing security

* - Less than 0.1%

{::} - Denominated in USD unless otherwise indicated.

ADR - American Depositary Receipt

ADS - American Depositary Shares

CHF - Swiss Franc

GDR - Global Depositary Receipt

GDS - Global Depositary Shares

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

USD - United States Dollar

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 2.5% of the market value of the securities have been valued at fair value. (See Note 1a)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                PERCENT OF
                                                                                   TOTAL
                                                                                INVESTMENTS
                                                                              ---------------
Food, Beverages & Tobacco...................................................         17.1%
Banking.....................................................................         13.4%
Telecommunications..........................................................          8.8%
Oil-Production..............................................................          7.6%
Metals & Mining.............................................................          5.6%
Telecommunications-Services.................................................          5.4%
Chemicals...................................................................          5.1%
Building Materials..........................................................          4.4%
Utilities...................................................................          4.0%
Unit Trusts/Partnerships....................................................          2.6%
Automotive..................................................................          2.4%
Multi-Industry..............................................................          2.4%
Retail......................................................................          2.4%
Pharmaceuticals.............................................................          2.0%
Electric....................................................................          1.9%
Forest Products & Paper.....................................................          1.9%
Real Estate.................................................................          1.8%
Electronics.................................................................          1.6%
Entertainment, Leisure & Media..............................................          1.6%
Construction & Housing......................................................          1.1%
Electrical Equipment........................................................          1.0%
Diversified Manufacturing...................................................          0.8%
Transport & Services........................................................          0.8%
Insurance...................................................................          0.7%
Financial Services..........................................................          0.6%
Restaurants & Hotels........................................................          0.5%
Oil-Services................................................................          0.4%
Semiconductors..............................................................          0.4%
Appliances & Household Durables.............................................          0.3%
Automotive Supplies.........................................................          0.3%
Holding Companies...........................................................          0.3%
Textiles & Apparels.........................................................          0.2%
Agriculture.................................................................          0.1%
Airlines....................................................................          0.1%
Broadcasting & Publishing...................................................          0.1%
Capital Goods...............................................................          0.1%
Telecommunications-Equipment................................................          0.1%
Wholesale & International Trade.............................................          0.1%
                                                                              ---------------
                                                                                    100.0%
                                                                              ---------------
                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $366,955,863 )          $316,366,451
Cash                                                        714
Foreign Currency at Value (Cost $2,059,677 )          2,046,612
Receivable for Investments Sold                         582,213
Dividends Receivable                                    908,337
Interest Receivable                                      74,854
Prepaid Trustees' Fees                                    2,811
Deferred Organization Expenses                              894
Prepaid Administration Fees                                 531
Prepaid Expenses and Other Assets                         2,151
                                                   ------------
    Total Assets                                    319,985,568
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,232,092
Custody Fee Payable                                     270,459
Advisory Fee Payable                                    262,714
Administrative Services Fee Payable                       7,644
Accrued Foreign Capital Gains Taxes                       6,085
Fund Services Fee Payable                                 1,025
Accrued Expenses                                         72,798
                                                   ------------
    Total Liabilities                                 1,852,817
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $318,132,751
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $364,221)                                                     $   5,355,196
Interest Income                                                          357,405
                                                                   -------------
    Investment Income                                                  5,712,601
EXPENSES
Advisory Fee                                       $   2,571,540
Custodian Fees and Expenses                              617,090
Administrative Services Fee                               77,165
Professional Fees and Expenses                            27,193
Fund Services Fee                                          8,484
Administration Fee                                         5,441
Printing Expenses                                          3,937
Trustees' Fees and Expenses                                3,527
Insurance Expense                                          2,339
Amortization of Organization Expenses                        816
Registration Fees                                            119
Miscellaneous                                             33,661
                                                   -------------
    Total Expenses                                                     3,351,312
                                                                   -------------
NET INVESTMENT INCOME                                                  2,361,289
NET REALIZED GAIN (LOSS)
  Investment Transactions                           (117,972,309)
  Foreign Currency Contracts and Transactions         12,415,507
                                                   -------------
    Net Realized Loss                                               (105,556,802)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                         62,949,455
  Foreign Currency Contracts and Translations        (10,144,398)
                                                   -------------
    Net Change in Unrealized Appreciation                             52,805,057
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $ (50,390,456)
                                                                   -------------
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1998           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1997
                                                   -------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   2,361,289   $     10,403,473
Net Realized Gain (Loss) on Investments and
  Foreign Currency Contracts and Transactions       (105,556,802)        57,180,706
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                 52,805,057        (97,850,207)
                                                   -------------   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                     (50,390,456)       (30,266,028)
                                                   -------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        263,869,694        342,652,801
Withdrawals                                         (692,010,756)      (375,081,272)
                                                   -------------   ----------------
    Net Decrease from Investors' Transactions       (428,141,062)       (32,428,471)
                                                   -------------   ----------------
    Total Decrease in Net Assets                    (478,531,518)       (62,694,499)
NET ASSETS
Beginning of Period                                  796,664,269        859,358,768
                                                   -------------   ----------------
End of Period                                      $ 318,132,751   $    796,664,269
                                                   -------------   ----------------
                                                   -------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                   FOR THE PERIOD
                                                       FOR THE          FOR THE FISCAL YEAR       NOVEMBER 15, 1993
                                                   SIX MONTHS ENDED      ENDED OCTOBER 31,        (COMMENCEMENT OF
                                                    APRIL 30, 1998    ------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)       1997      1996     1995    OCTOBER 31, 1994
                                                   ----------------   -------   -------   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    1.30%(a)    1.20%    1.23%  1.31%                1.36%(a)
  Net Investment Income                                       0.92%(a)    1.10%    1.14%  1.07%                0.66%(a)
Portfolio Turnover                                              24%        55%       31%    41%                  27%
Average Broker Commissions                         $        0.0005    $0.0009   $0.0006     --                   --

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At April 30, 1998, the portfolio had no open forward foreign currency contracts.

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   f) The portfolio incurred organization expenses in the amount of $7,629. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 1.00% of the portfolio's average daily net assets. For the six months ended April 30, 1998, such fees amounted to $2,571,540.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $5,441.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $77,165.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,484 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,800.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$119,741,318......  $176,192,638

4. RESTRICTED SECURITIES

                                                   SHARES   DATE ACQUIRED   U.S. $ COST
                                                   ------   -------------   -----------
Blakeney Investors...............................  41,300        11/1/96    $   413,000
New Century Holdings Ltd. Partnership III........     800        4/11/94    $   492,000
New Century Holdings Ltd. Partnership IV.........     900        6/16/94    $   900,000
New Century Holdings Ltd. Partnership V..........   1,600        11/9/94    $   731,200
New Century Holdings Ltd. Partnership X..........   2,617        1/21/97    $ 2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500        9/22/97    $ 2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at April 30, 1998 is $7,654,497 representing 2.4% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

6. OTHER MATTERS

On January 23, 1998, the portfolio received a withdrawal request in the amount of $381,757,617 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $74,439,112, which is included in Net Realized Loss on Investment Transactions in the Statement of Operations.